Commitments and contingencies	12 Months Ended
Dec. 31, 2023
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Commitments and contingencies
22.	Commitments and contingencies
Contractual obligations for 2023 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,700	5,205	3,890	6,514	19,309
Other lease obligations	500	1,090	1,136	—	2,726

Total	4,200	6,295	5,026	6,514	22,035

Contractual obligations for 2022 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,613	5,045	3,872	6,036	18,566
Other lease obligations	637	1,424	1,521	1,420	5,002

Total	4,250	6,469	5,393	7,456	23,568

Other lease obligations comprise of obligations for leases classified as short-term and low value as well as obligations for leases signed but not yet started.
The warrants will expire on July 1, 2025, five years after the completion of the ARYA Merger or earlier upon redemption or liquidation in accordance with their terms.
As of December 31, 2023, and 2022 the Group is potentially liable to pay €1.6 million to a third party upon successfully completing the milestone of the first clinical lead selection in connection with Immatics collaboration agreements. The Group does not recognize a liability for these contingent payments due to the scientific uncertainty of achieving the related milestones.